Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Long-Term Debt
The table below presents information on our long-term debt.

Long-term debt	Dec. 31, 2025			Dec. 31, 2024
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.75 - 6.47%	2026 - 2036	$28,863	0.75 - 6.47%	$28,006
Floating rate	3.71 - 4.70%	2027 - 2038	1,325	4.94 - 5.32%	1,226
Subordinated debt (a)	3.00 - 5.61%	2028 - 2039	1,685	3.00 - 5.61%	1,622
Total			$31,873		$30,854
(a)Fixed rate.